UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-03735

The New Economy Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: May 31, 2010

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

The New Economy Fund

[photo of a model of a molecule in a person's hand]

Semi-annual report for the six months ended May 31, 2010

The New Economy Fund® seeks long-term growth of capital by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2010 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	4.89%	1.03%	–1.75%

The total annual fund operating expense ratio was 0.95% for Class A shares as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 22 to 25 for details.

Results for other share classes can be found on page 28.

Equity investments are subject to market fluctuations. Investing outside the United States may be subject to additional risks, such as currency fluctuations and political instability. Global diversification can help reduce these risks. Investing in small-capitalization stocks can involve additional risks. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

[photo of a model of a molecule in a person's hand]

During the first half of The New Economy Fund’s fiscal year, equity markets remained skittish, at times buoyed by confidence in the nascent global recovery and at times retreating sharply. During the last several weeks of the period, markets around the world were battered by concerns over the potential fallout of sovereign debt problems in European Union countries, U.S. jobs data, a major oil spill in the Gulf of Mexico and Chinese real estate prices.

For the six months ended May 31, 2010, The New Economy Fund declined 1.7%, which, although down, proved better than the –2.9% of the Global Service and Information Index. This unmanaged index tracks companies in the services and information sectors around the world; its results do not include expenses. In contrast, The New Economy Fund’s results lagged the 4.0% return of the Lipper Multi-Cap Growth Funds Index, which measures 30 growth funds representing a variety of market capitalizations. Over the longer term — as judged by the five-year, 10-year and lifetime returns — the fund outpaced both these indexes, as shown in the table below.

[Begin Sidebar]
Results at a glance
(for periods ended May 31, 2010, with all distributions reinvested)

			Average annual total returns
					Lifetime
	Total returns				(since
	6 months	1 year	5 years	10 years	12/1/83)

The New Economy Fund
(Class A shares)	–1.7%	17.2%	3.5%	–0.4%	10.4%

Lipper Multi-Cap Growth
Funds Index	4.0	23.7	2.0	–2.6	8.8

Global Service and
Information Index*†	–2.9	17.4	–0.2	–2.5	N/A

Standard & Poor’s 500
Composite Index*	0.4	21.0	0.3	–0.8	10.1

*Unmanaged.
† The index is compiled by Capital Research and Management Company, the investment adviser to the fund.
[End Sidebar]

Fears that the problems of fiscally overburdened Greece could spill over into other parts of Europe and beyond hurt major global equity markets in May. The high degree of uncertainty was reflected in the global equity markets’ recent volatility. In addition, the U.S. dollar strengthened relative to the euro, especially in the latter part of the fund’s fiscal period, an indication that markets sought a relatively safer haven amid the difficulties.

Portfolio review

The fund’s largest industry concentration, information technology, made up nearly 28% of net assets; it had mixed results in the period. This group includes some of the fund’s largest holdings. The largest holding, technology giant Apple, rose 28.6% during the fiscal period; however, the second-largest holding, software giant Microsoft, fell 12.3%. The third-largest holding, Internet search company Google, dropped 16.8%, but the fifth-largest holding, software maker Oracle, rose 2.2%. Entertainment technology company Rovi, the seventh-largest holding, rose 25.3%. While many companies in the fund are larger capitalization global organizations, the fund invests in small- and mid-cap companies as well. Two smaller cap companies, Rovi and Zions Bancorporation, are examples of how such companies have benefited the fund. Positioning systems maker Trimble Navigation (+28.7%) and interactive marketing services company Acxiom (+50.9%) are other examples.

[Begin Sidebar]
Where the fund’s assets are invested (percent of net assets)

	As of 5/31/2010	As of 11/30/2009

United States	59.9%	54.4%

Europe
Euro zone*	7.8	12.6
United Kingdom	3.7	2.5
Switzerland	2.0	3.4
Other Europe	1.8	1.3
	15.3	19.8

Asia & Pacific Basin
China	4.0	4.6
India	1.5	1.2
Japan	1.4	1.1
Taiwan	1.3	1.4
Hong Kong	1.2	1.4
Other Asia & Pacific Basin	3.1	2.6
	12.5	12.3

Other (including Latin America)
Brazil	2.7	3.8
Mexico	1.5	1.4
Other countries	2.3	1.9
	6.5	7.1

Short-term securities & other assets less liabilities	5.8	6.4

Total	100.0%	100.0%

*Countries using the common currency, the euro, are Austria, Belgium, Cyprus, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain.

[End Sidebar]

In the fiscal period, U.S. stocks did relatively better than European-based securities. In particular, European financial company stocks suffered greater declines than their U.S. counterparts, including Credit Suisse (–25.0%) and Société Générale (–38.8%). The only financial company among the fund’s top 10 biggest holdings was Brazil-based Banco Bradesco (–11.8%). Other financial holdings outside the U.S. — such as Itaú Unibanco Holding (–17.3%), Industrial and Commercial Bank of China (–12.3%) and Bank of China (–11.6%) — also hurt the fund. However, some U.S.-based financial companies did relatively well, including Zions Bancorporation (+82.1%), Bank of New York Mellon (+2.1%) and Wells Fargo (+2.3%).

Almost 60% of the fund’s net assets were invested in U.S. equities, up from 54.4% when the period began. The percentage of the fund invested in the European Union was 7.8% at the end of the period, down from 12.6% at the start of the fiscal year. Investments in China and Brazil, which represented 8.4% at the start of the period, made up 6.7% of the fund’s net assets on May 31, 2010.

Looking ahead

The global economy appears to be recovering, although its fragility is evident. There are several positive trends, including accommodative monetary policy, few immediate inflationary pressures, and evidence that the consumer is becoming more healthy financially. On the other side, federal and state debt levels are high and will need to be addressed, unemployment remains elevated and income growth sluggish, and credit markets have been slow to pick up. The overleverage that had resided with consumers and companies has shifted in part to governments, and this could take some time to unwind. The deleveraging of global economies that began in 2007 is ongoing, as was evident in Europe this spring.

The New Economy Fund places great emphasis on long-term investing — we have always taken this approach and we are optimistic about finding solid companies that have the potential to benefit from innovation, new technology, or expanding markets.

We remain committed to our disciplined investment strategy based on fundamental research and individual stock-picking. We thank you for your continued confidence in our investment philosophy.

Sincerely,

/s/ Timothy D. Armour

Timothy D. Armour
Vice Chairman of the Board

/s/ Claudia P. Huntington

Claudia P. Huntington
President

July 14, 2010

For current information about the fund, visit americanfunds.com.

Summary investment portfolio, May 31, 2010
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Industry sector diversification (percent of net assets)
Information technology	27.84%
Financials	19.09
Health care	12.73
Consumer discretionary	11.32
Industrials	9.64
Other industries	13.59
Short-term securities & other assets less liabilities	5.79
[end pie chart]

Country diversification	(percent of net assets)
United States	59.9%
Euro zone*	7.8
China	4.0
United Kingdom	3.7
Brazil	2.7
Switzerland	2.0
Mexico	1.5
India	1.5
Japan	1.4
Israel	1.3
Taiwan	1.3
Hong Kong	1.2
Other countries	5.9
Short-term securities & other assets less liabilities	5.8
100.0%

*Countries using the euro as a common currency; those represented in the fund's portfolio are Austria, Finland, France, Germany, Greece, Ireland, Italy and Spain.

			Percent
		Value	of net
Common stocks - 93.14%	Shares	(000)	assets

Information technology - 27.84%
Apple Inc. (1)	702,400	$180,629	2.68%
Microsoft Corp.	6,330,000	163,314	2.42
Google Inc., Class A (1)	272,400	132,163	1.96
Oracle Corp.	4,668,000	105,357	1.56
Rovi Corp. (1)	2,737,700	102,226	1.51
QUALCOMM Inc.	2,780,000	98,857	1.47
McAfee, Inc. (1)	1,930,000	61,374	.91
Yahoo! Inc. (1)	3,961,616	60,771	.90
Cisco Systems, Inc. (1)	2,435,000	56,395	.84
Accenture PLC, Class A	1,390,000	52,153	.77
Acer Inc.	19,713,500	49,392	.73
NetEase.com, Inc. (ADR) (1)	1,615,400	49,044	.73
BYD Co. Ltd., Class H	5,210,000	43,727	.65
Other securities		723,371	10.71
		1,878,773	27.84

Financials - 19.09%
Banco Bradesco SA, preferred nominative	5,269,435	87,957	1.30
JPMorgan Chase & Co.	1,525,000	60,359	.89
Industrial and Commercial Bank of China Ltd., Class H	80,000,000	59,283	.88
IntercontinentalExchange, Inc. (1)	500,000	58,065	.86
CME Group Inc., Class A	183,000	57,947	.86
Société Générale (1)	1,279,953	55,149	.82
Bank of America Corp.	3,475,000	54,696	.81
Banco Santander, SA	5,252,568	53,754	.80
Bank of New York Mellon Corp.	1,920,000	52,224	.77
HDFC Bank Ltd.	1,135,000	46,229	.69
Zions Bancorporation	1,925,000	46,104	.68
Other securities		656,452	9.73
		1,288,219	19.09

Health care - 12.73%
Inverness Medical Innovations, Inc. (1)	2,981,500	103,786	1.54
Teva Pharmaceutical Industries Ltd. (ADR)	1,592,000	87,273	1.29
Fresenius SE	1,215,000	76,771	1.14
Beckman Coulter, Inc.	987,600	56,728	.84
Vertex Pharmaceuticals Inc. (1)	1,500,000	51,885	.77
Novartis AG	1,100,000	49,968	.74
Emergency Medical Services Corp., Class A (1)	920,000	49,284	.73
McKesson Corp.	600,000	42,000	.62
Other securities		341,724	5.06
		859,419	12.73

Consumer discretionary - 11.32%
News Corp., Class A	7,302,815	96,397	1.43
DIRECTV, Class A (1)	1,800,000	67,842	1.00
Time Warner Inc.	1,880,000	58,261	.86
Li & Fung Ltd.	11,000,000	47,750	.71
Pantaloon Retail (India) Ltd.	4,700,000	40,315	.60
Other securities		453,729	6.72
		764,294	11.32

Industrials - 9.64%
Ryanair Holdings PLC (ADR) (1)	5,426,300	127,735	1.89
Union Pacific Corp.	1,223,035	87,361	1.30
MSC Industrial Direct Co., Inc., Class A	1,020,000	52,775	.78
easyJet PLC (1) (2)	8,267,000	48,070	.71
AirAsia Bhd. (1)	108,730,000	40,672	.60
Other securities		294,130	4.36
		650,743	9.64

Telecommunication services - 3.74%
América Móvil, SAB de CV, Series L (ADR)	1,825,600	86,424	1.28
Millicom International Cellular SA	578,269	46,221	.68
Other securities		119,726	1.78
		252,371	3.74

Energy - 1.49%
Schlumberger Ltd.	1,152,400	64,707	.96
Other securities		35,609	.53
		100,316	1.49

Materials - 1.03%
Ecolab Inc.	930,000	43,924	.65
Other securities		25,874	.38
		69,798	1.03

Other - 1.78%
Other securities		119,745	1.78

Miscellaneous - 4.48%
Other common stocks in initial period of acquisition		302,108	4.48

Total common stocks (cost: $5,911,019,000)		6,285,786	93.14

			Percent
		Value	of net
Convertible securities - 1.07%		(000)	assets

Other - 0.71%
Other securities		47,500	.71

Miscellaneous - 0.36%
Other convertible securities in initial period of acquisition		24,332	.36

Total convertible securities (cost: $53,990,000)		71,832	1.07

	Principal		Percent
	amount	Value	of net
Short-term securities - 5.30%	(000)	(000)	assets

Fannie Mae 0.18%-0.25% due 7/7-8/16/2010	$125,300	125,269	1.86
Freddie Mac 0.145%-0.23% due 6/2-6/23/2010	62,200	62,198	.92
Procter & Gamble International Funding S.C.A. 0.20% due 6/23/2010 (3)	24,400	24,397
Procter & Gamble Co. 0.19% due 6/2/2010 (3)	23,200	23,200	.70
Federal Home Loan Bank 0.19% due 7/28/2010	41,100	41,088	.61
Jupiter Securitization Co., LLC 0.30% due 6/4/2010 (3)	24,300	24,299	.36
Other securities		57,494	.85

Total short-term securities (cost: $357,933,000)		357,945	5.30

Total investment securities (cost: $6,322,942,000)		6,715,563	99.51
Other assets less liabilities		33,073	.49

Net assets		$6,748,636	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $5,239,000, which represented .08% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's holdings in affiliated companies is included in "Other securities" under the respective industry sectors in the summary investment portfolio. Further details on these holdings and related transactions during the six months ended May 31, 2010, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 5/31/10 (000)
Exponent, Inc. (1) (4)	100,123	662,392	-	762,515	$-	$20,962
Acxiom Corp. (5)	4,650,000	-	2,514,400	2,135,600	-	-
					$-	$20,962

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $231,946,000, which represented 3.44% of the net assets of the fund. This amount includes $226,707,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(3) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $80,784,000, which represented 1.20% of the net assets of the fund.

(4) This security was an unaffiliated issuer in its initial period of acquisition at 11/30/2009; it was not publicly disclosed.
(5) Unaffiliated issuer at 5/31/2010.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at May 31, 2010	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $6,302,399)	$6,694,601
Affiliated issuers (cost: $20,543)	20,962	$6,715,563
Cash denominated in currencies other than U.S. dollars
(cost: $4,876)		4,856
Cash		82
Receivables for:
Sales of investments	52,383
Sales of fund's shares	4,489
Dividends and interest	16,999	73,871
		6,794,372
Liabilities:
Payables for:
Purchases of investments	27,589
Repurchases of fund's shares	8,888
Investment advisory services	2,445
Services provided by affiliates	4,921
Trustees' deferred compensation	1,364
Other	529	45,736
Net assets at May 31, 2010		$6,748,636

Net assets consist of:
Capital paid in on shares of beneficial interest		$6,978,489
Undistributed net investment income		26,608
Accumulated net realized loss		(648,448)
Net unrealized appreciation		391,987
Net assets at May 31, 2010		$6,748,636

	(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (316,372 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$5,402,505	252,478	$21.40
Class B	95,804	4,668	20.52
Class C	176,636	8,696	20.31
Class F-1	166,717	7,788	21.41
Class F-2	54,934	2,566	21.41
Class 529-A	116,391	5,466	21.29
Class 529-B	12,949	627	20.64
Class 529-C	38,524	1,869	20.61
Class 529-E	6,082	288	21.11
Class 529-F-1	6,461	304	21.27
Class R-1	18,382	886	20.74
Class R-2	107,396	5,159	20.82
Class R-3	130,706	6,190	21.12
Class R-4	93,402	4,386	21.30
Class R-5	126,240	5,881	21.47
Class R-6	195,507	9,120	21.44

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended May 31, 2010		(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $4,895)	$59,286
Interest	1,912	$61,198

Fees and expenses*:
Investment advisory services	14,815
Distribution services	9,787
Transfer agent services	5,126
Administrative services	1,229
Reports to shareholders	417
Registration statement and prospectus	390
Trustees' compensation	423
Auditing and legal	40
Custodian	437
State and local taxes	88
Other	325	33,077
Net investment income		28,121

Net realized gain and unrealized depreciation on investments and currency:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $343; also includes $21,498 net gain from affiliates)	220,145
Currency transactions	(1,583)	218,562
Net unrealized depreciation on:
Investments (net of non-U.S. taxes of $445)	(363,301)
Currency translations	(269)	(363,570)
Net realized gain and unrealized depreciation on investments and currency		(145,008)
Net decrease in net assets resulting from operations		$(116,887)

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets		(dollars in thousands)

	Six months	Year ended
	ended May 31,	November 30,
	2010*	2009
Operations:
Net investment income	$28,121	$36,821
Net realized gain (loss) on investments and currency transactions	218,562	(590,658)
Net unrealized (depreciation) appreciation on investments and currency translations	(363,570)	2,746,759
Net (decrease) increase in net assets resulting from operations	(116,887)	2,192,922

Dividends paid to shareholders from net investment income	(35,024)	(71,535)

Net capital share transactions	(199,004)	(132,994)

Total (decrease) increase in net assets	(350,915)	1,988,393

Net assets:
Beginning of period	7,099,551	5,111,158
End of period (including undistributed
net investment income: $26,608 and $33,511, respectively)	$6,748,636	$7,099,551

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                         unaudited

1.	Organization

The New Economy Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy. Current income is a secondary consideration.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Information technology	$1,872,585	$6,188	*	$-	$1,878,773
Financials	1,230,011	58,208	*	-	1,288,219
Health care	852,692	6,727	*	-	859,419
Consumer discretionary	759,055	-		5,239	764,294
Industrials	573,242	77,501	*	-	650,743
Telecommunication services	229,117	23,254	*	-	252,371
Energy	100,316	-		-	100,316
Materials	69,798	-		-	69,798
Utilities	33,922	26,025	*	-	59,947
Consumer staples	59,798	-		-	59,798
Miscellaneous	273,304	28,804	*	-	302,108
Convertible securities	8,563	63,269		-	71,832
Short-term securities	-	357,945		-	357,945
Total	$6,062,403	$647,921		$5,239	$6,715,563

(*) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $226,707,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the six months ended May 31, 2010 (dollars in thousands):

	Beginning value at 12/1/2009	Net unrealized appreciation(†)	Ending value at 5/31/2010
Investment securities	$5,232	$7	$5,239

Net unrealized appreciation during the period on Level 3 investment securities held at May 31, 2010 (dollars in thousands) (†):			$7

(†) Net unrealized appreciation is included in the related amounts on investments in the statement of operations.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

Investments in securities issued by entities based outside the U.S. may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the U.S. may also be subject to many of these risks.

5. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended May 31, 2010, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2005, by state tax authorities for tax years before 2005 and by tax authorities outside the U.S. for tax years before 2004.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; net capital losses; and non-U.S. taxes on capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of November 30, 2009, the components of distributable earnings on a tax basis were as follows:

	(dollars in thousands)
Undistributed ordinary income		$34,836
Post-October currency loss deferrals (realized during the period November 1, 2009, through November 30, 2009)*		(143)
Capital loss carryforwards†:
Expiring 2016	$(126,200)
Expiring 2017	(738,590)	(864,790)
Post-October capital loss deferrals (realized during the period November 1, 2009, through November 30, 2009)*		(1,276)
*These deferrals are considered incurred in the subsequent year.
†The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

As of May 31, 2010, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$952,477
Gross unrealized depreciation on investment securities	(559,801)
Net unrealized appreciation on investment securities	392,676
Cost of investment securities	6,322,887

Ordinary income distributions paid to shareholders from net investment income and currency gains were as follows (dollars in thousands):

Share class	Six months ended May 31, 2010	Year ended November 30, 2009
Class A	$29,212	$63,512
Class B	-	172
Class C	65	496
Class F-1	1,162	791
Class F-2	470	49
Class 529-A	584	1,067
Class 529-B	-	33
Class 529-C	-	89
Class 529-E	18	43
Class 529-F-1	44	50
Class R-1	22	43
Class R-2	-	260
Class R-3	456	879
Class R-4	516	813
Class R-5	1,336	3,238
Class R-6*	1,139	-
Total	$35,024	$71,535

*Class R-6 was offered beginning May 1, 2009.

6. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.580% on the first $500 million of daily net assets and decreasing to 0.345% on such assets in excess of $27 billion. For the six months ended May 31, 2010, the investment advisory services fee was $14,815,000, which was equivalent to an annualized rate of 0.410% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of May 31, 2010, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC for all share classes, except Classes A and B, to provide certain services, including transfer agent and record keeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations, and other related matters. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended May 31, 2010, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$6,685	$5,029	Not applicable	Not applicable	Not applicable
Class B	550	97	Not applicable	Not applicable	Not applicable
Class C	942	Included in administrative services	$143	$31	Not applicable
Class F-1	233		138	14	Not applicable
Class F-2	Not applicable		36	2	Not applicable
Class 529-A	115		72	14	$59
Class 529-B	71		10	3	7
Class 529-C	195		24	8	20
Class 529-E	16		4	1	3
Class 529-F-1	-		4	1	3
Class R-1	95		11	4	Not applicable
Class R-2	423		84	183	Not applicable
Class R-3	344		96	58	Not applicable
Class R-4	118		70	5	Not applicable
Class R-5	Not applicable		74	2	Not applicable
Class R-6	Not applicable		45	-*	Not applicable
Total	$9,787	$5,126	$811	$326	$92
* Amount less than one thousand.

Trustees’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $423,000, shown on the accompanying financial statements, includes $302,000 in current fees (either paid in cash or deferred) and a net increase of $121,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(1)		Reinvestments of dividends and distributions		Repurchases(1)		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended May 31, 2010
Class A	$323,291	14,297	$27,841	1,229	$(563,146)	(25,164)	$(212,014)	(9,638)
Class B	4,615	212	_ (2)	_ (2)	(24,204)	(1,119)	(19,589)	(907)
Class C	25,791	1,198	62	3	(26,773)	(1,262)	(920)	(61)
Class F-1	43,541	1,940	963	42	(59,955)	(2,724)	(15,451)	(742)
Class F-2	19,152	852	373	17	(16,708)	(749)	2,817	120
Class 529-A	14,491	645	584	26	(5,634)	(252)	9,441	419
Class 529-B	594	27	-	-	(1,587)	(72)	(993)	(45)
Class 529-C	5,301	243	-	-	(2,204)	(101)	3,097	142
Class 529-E	761	34	18	1	(474)	(22)	305	13
Class 529-F-1	998	45	44	2	(469)	(21)	573	26
Class R-1	5,950	273	22	1	(3,020)	(140)	2,952	134
Class R-2	20,687	940	-	-	(18,684)	(854)	2,003	86
Class R-3	37,775	1,699	456	20	(31,359)	(1,410)	6,872	309
Class R-4	30,760	1,362	516	23	(20,545)	(908)	10,731	477
Class R-5	21,586	954	1,335	59	(56,938)	(2,631)	(34,017)	(1,618)
Class R-6	72,126	3,257	1,139	51	(28,076)	(1,238)	45,189	2,070
Total net increase
(decrease)	$627,419	27,978	$33,353	1,474	$(859,776)	(38,667)	$(199,004)	(9,215)

Year ended November 30, 2009
Class A	$731,159	40,531	$60,575	4,001	$(1,045,409)	(60,724)	$(253,675)	(16,192)
Class B	18,436	1,075	167	11	(40,314)	(2,412)	(21,711)	(1,326)
Class C	57,146	3,267	478	33	(39,225)	(2,428)	18,399	872
Class F-1	106,969	5,619	688	45	(155,000)	(9,610)	(47,343)	(3,946)
Class F-2	50,580	2,614	39	3	(6,165)	(329)	44,454	2,288
Class 529-A	19,211	1,052	1,067	71	(10,441)	(596)	9,837	527
Class 529-B	1,367	78	33	2	(1,182)	(68)	218	12
Class 529-C	7,561	421	89	6	(4,500)	(265)	3,150	162
Class 529-E	1,260	71	43	3	(794)	(47)	509	27
Class 529-F-1	2,606	141	49	3	(702)	(41)	1,953	103
Class R-1	5,237	290	43	3	(3,297)	(197)	1,983	96
Class R-2	32,254	1,873	260	17	(24,662)	(1,422)	7,852	468
Class R-3	46,623	2,561	879	59	(34,068)	(1,913)	13,434	707
Class R-4	31,805	1,797	813	54	(21,230)	(1,202)	11,388	649
Class R-5	91,779	5,217	3,166	209	(144,473)	(8,199)	(49,528)	(2,773)
Class R-6(3)	129,948	7,242	-	-	(3,862)	(192)	126,086	7,050
Total net increase
(decrease)	$1,333,941	73,849	$68,389	4,520	$(1,535,324)	(89,645)	$(132,994)	(11,276)

(1) Includes exchanges between share classes of the fund.
(2)Amount less than one thousand.
(3)Class R-6 was offered beginning May 1, 2009.

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $1,518,368,000 and $1,660,174,000, respectively, during the six months ended May 31, 2010.

Financial highlights(1)

			(Loss) income from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income (loss) to average net assets(4)

Class A:	Six months ended 5/31/2010(5)	$21.87	$.09	$(.45)	$(.36)	$(.11)	$-	$(.11)	$21.40	(1.66%)	$5,403	.87	%(6)	.87	%(6)	.82	%(6)
	Year ended 11/30/2009	15.22	.12	6.76	6.88	(.23)	-	(.23)	21.87	45.88	5,733	.95		.94		.67
	Year ended 11/30/2008	30.09	.29	(12.57)	(12.28)	(.23)	(2.36)	(2.59)	15.22	(44.67)	4,237	.83		.79		1.24
	Year ended 11/30/2007	26.41	.25	3.62	3.87	(.19)	-	(.19)	30.09	14.75	8,394	.80		.76		.87
	Year ended 11/30/2006	22.98	.20	3.38	3.58	(.15)	-	(.15)	26.41	15.65	7,654	.82		.78		.83
	Year ended 11/30/2005	20.27	.15	2.63	2.78	(.07)	-	(.07)	22.98	13.79	7,061	.83		.79		.73

Class B:	Six months ended 5/31/2010(5)	20.95	_ (7)	(.43)	(.43)	-	-	-	20.52	(2.05)	96	1.64	(6)	1.64	(6)	.02	(6)
	Year ended 11/30/2009	14.50	(.02)	6.50	6.48	(.03)	-	(.03)	20.95	44.73	117	1.72		1.71		(.09)
	Year ended 11/30/2008	28.80	.10	(12.00)	(11.90)	(.04)	(2.36)	(2.40)	14.50	(45.08)	100	1.60		1.56		.47
	Year ended 11/30/2007	25.30	.03	3.48	3.51	(.01)	-	(.01)	28.80	13.89	234	1.56		1.52		.11
	Year ended 11/30/2006	22.05	.01	3.24	3.25	-	-	-	25.30	14.74	207	1.59		1.55		.06
	Year ended 11/30/2005	19.52	(.01)	2.54	2.53	-	-	-	22.05	12.96	185	1.60		1.57		(.05)

Class C:	Six months ended 5/31/2010(5)	20.75	.01	(.44)	(.43)	(.01)	-	(.01)	20.31	(2.09)	177	1.65	(6)	1.65	(6)	.04	(6)
	Year ended 11/30/2009	14.39	(.02)	6.44	6.42	(.06)	-	(.06)	20.75	44.81	182	1.69		1.68		(.09)
	Year ended 11/30/2008	28.63	.10	(11.91)	(11.81)	(.07)	(2.36)	(2.43)	14.39	(45.09)	113	1.62		1.58		.46
	Year ended 11/30/2007	25.18	.02	3.46	3.48	(.03)	-	(.03)	28.63	13.84	215	1.61		1.57		.06
	Year ended 11/30/2006	21.96	_ (7)	3.23	3.23	(.01)	-	(.01)	25.18	14.70	136	1.64		1.60		.01
	Year ended 11/30/2005	19.46	(.02)	2.52	2.50	-	-	-	21.96	12.85	96	1.65		1.61		(.09)

Class F-1:	Six months ended 5/31/2010(5)	21.90	.09	(.45)	(.36)	(.13)	-	(.13)	21.41	(1.67)	167	.87	(6)	.87	(6)	.81	(6)
	Year ended 11/30/2009	15.11	.12	6.77	6.89	(.10)	-	(.10)	21.90	45.93	187	.91		.91		.66
	Year ended 11/30/2008	29.91	.28	(12.48)	(12.20)	(.24)	(2.36)	(2.60)	15.11	(44.68)	188	.85		.81		1.22
	Year ended 11/30/2007	26.28	.25	3.60	3.85	(.22)	-	(.22)	29.91	14.76	515	.80		.76		.88
	Year ended 11/30/2006	22.88	.19	3.37	3.56	(.16)	-	(.16)	26.28	15.63	248	.83		.79		.81
	Year ended 11/30/2005	20.19	.15	2.62	2.77	(.08)	-	(.08)	22.88	13.77	114	.86		.83		.70

Class F-2:	Six months ended 5/31/2010(5)	21.93	.12	(.45)	(.33)	(.19)	-	(.19)	21.41	(1.57)	55	.59	(6)	.59	(6)	1.10	(6)
	Year ended 11/30/2009	15.24	.14	6.81	6.95	(.26)	-	(.26)	21.93	46.33	54	.62		.61		.69
	Period from 8/1/2008 to 11/30/2008	22.62	.07	(7.45)	(7.38)	-	-	-	15.24	(32.63)	2	.21		.19		.37

Class 529-A:	Six months ended 5/31/2010(5)	21.77	.09	(.46)	(.37)	(.11)	-	(.11)	21.29	(1.71)	116	.91	(6)	.91	(6)	.80	(6)
	Year ended 11/30/2009	15.16	.12	6.72	6.84	(.23)	-	(.23)	21.77	45.84	110	.97		.97		.64
	Year ended 11/30/2008	29.98	.28	(12.52)	(12.24)	(.22)	(2.36)	(2.58)	15.16	(44.68)	69	.87		.83		1.22
	Year ended 11/30/2007	26.34	.23	3.61	3.84	(.20)	-	(.20)	29.98	14.66	109	.86		.82		.81
	Year ended 11/30/2006	22.93	.19	3.37	3.56	(.15)	-	(.15)	26.34	15.61	75	.85		.81		.80
	Year ended 11/30/2005	20.24	.14	2.63	2.77	(.08)	-	(.08)	22.93	13.74	51	.87		.84		.69

Class 529-B:	Six months ended 5/31/2010(5)	21.09	(.01)	(.44)	(.45)	-	-	-	20.64	(2.13)	13	1.75	(6)	1.75	(6)	(.07	)(6)
	Year ended 11/30/2009	14.63	(.03)	6.54	6.51	(.05)	-	(.05)	21.09	44.65	14	1.80		1.80		(.18)
	Year ended 11/30/2008	29.05	.08	(12.12)	(12.04)	(.02)	(2.36)	(2.38)	14.63	(45.14)	10	1.71		1.66		.38
	Year ended 11/30/2007	25.54	(.01)	3.52	3.51	_ (7)	-	_ (7)	29.05	13.75	17	1.69		1.65		(.02)
	Year ended 11/30/2006	22.28	(.02)	3.28	3.26	-	-	-	25.54	14.63	13	1.72		1.68		(.07)
	Year ended 11/30/2005	19.76	(.04)	2.56	2.52	-	-	-	22.28	12.75	10	1.76		1.72		(.20)

Class 529-C:	Six months ended 5/31/2010(5)	21.06	_ (7)	(.45)	(.45)	-	-	-	20.61	(2.14)	39	1.73	(6)	1.73	(6)	(.02	)(6)
	Year ended 11/30/2009	14.62	(.03)	6.53	6.50	(.06)	-	(.06)	21.06	44.71	36	1.79		1.79		(.18)
	Year ended 11/30/2008	29.04	.09	(12.10)	(12.01)	(.05)	(2.36)	(2.41)	14.62	(45.15)	23	1.70		1.66		.39
	Year ended 11/30/2007	25.55	_ (7)	3.51	3.51	(.02)	-	(.02)	29.04	13.77	36	1.68		1.64		(.02)
	Year ended 11/30/2006	22.30	(.01)	3.26	3.25	-	-	-	25.55	14.57	24	1.71		1.67		(.06)
	Year ended 11/30/2005	19.77	(.04)	2.57	2.53	-	-	-	22.30	12.80	15	1.75		1.71		(.18)

Class 529-E:	Six months ended 5/31/2010(5)	$21.57	$.05	$(.45)	$(.40)	$(.06)	$-	$(.06)	$21.11	(1.85%)	$6	1.21	%(6)	1.21	%(6)	.49	%(6)
	Year ended 11/30/2009	15.01	.06	6.67	6.73	(.17)	-	(.17)	21.57	45.45	6	1.28		1.27		.34
	Year ended 11/30/2008	29.71	.20	(12.39)	(12.19)	(.15)	(2.36)	(2.51)	15.01	(44.86)	4	1.19		1.15		.90
	Year ended 11/30/2007	26.11	.14	3.58	3.72	(.12)	-	(.12)	29.71	14.32	6	1.17		1.13		.50
	Year ended 11/30/2006	22.75	.11	3.34	3.45	(.09)	-	(.09)	26.11	15.22	4	1.18		1.14		.47
	Year ended 11/30/2005	20.09	.07	2.61	2.68	(.02)	-	(.02)	22.75	13.37	3	1.22		1.18		.35

Class 529-F-1:	Six months ended 5/31/2010(5)	21.77	.11	(.45)	(.34)	(.16)	-	(.16)	21.27	(1.62)	6	.72	(6)	.72	(6)	.99	(6)
	Year ended 11/30/2009	15.17	.15	6.73	6.88	(.28)	-	(.28)	21.77	46.18	6	.78		.77		.79
	Year ended 11/30/2008	30.00	.32	(12.52)	(12.20)	(.27)	(2.36)	(2.63)	15.17	(44.58)	3	.69		.65		1.41
	Year ended 11/30/2007	26.34	.28	3.62	3.90	(.24)	-	(.24)	30.00	14.92	3	.67		.63		.99
	Year ended 11/30/2006	22.92	.23	3.36	3.59	(.17)	-	(.17)	26.34	15.77	2	.68		.64		.97
	Year ended 11/30/2005	20.20	.16	2.63	2.79	(.07)	-	(.07)	22.92	13.84	1	.81		.77		.76

Class R-1:	Six months ended 5/31/2010(5)	21.20	.01	(.44)	(.43)	(.03)	-	(.03)	20.74	(2.05)	18	1.63	(6)	1.63	(6)	.09	(6)
	Year ended 11/30/2009	14.71	(.01)	6.57	6.56	(.07)	-	(.07)	21.20	44.78	16	1.68		1.68		(.08)
	Year ended 11/30/2008	29.22	.11	(12.18)	(12.07)	(.08)	(2.36)	(2.44)	14.71	(45.08)	10	1.61		1.57		.50
	Year ended 11/30/2007	25.74	.01	3.54	3.55	(.07)	-	(.07)	29.22	13.84	15	1.61		1.57		.04
	Year ended 11/30/2006	22.47	_ (7)	3.30	3.30	(.03)	-	(.03)	25.74	14.72	8	1.64		1.58		.01
	Year ended 11/30/2005	19.90	(.02)	2.59	2.57	-	-	-	22.47	12.91	4	1.70		1.61		(.09)

Class R-2:	Six months ended 5/31/2010(5)	21.26	_ (7)	(.44)	(.44)	-	-	-	20.82	(2.07)	107	1.68	(6)	1.68	(6)	.02	(6)
	Year ended 11/30/2009	14.76	(.03)	6.59	6.56	(.06)	-	(.06)	21.26	44.58	108	1.81		1.80		(.19)
	Year ended 11/30/2008	29.30	.08	(12.22)	(12.14)	(.04)	(2.36)	(2.40)	14.76	(45.13)	68	1.72		1.68		.37
	Year ended 11/30/2007	25.77	.02	3.54	3.56	(.03)	-	(.03)	29.30	13.83	113	1.67		1.56		.07
	Year ended 11/30/2006	22.47	.01	3.30	3.31	(.01)	-	(.01)	25.77	14.74	85	1.81		1.58		.04
	Year ended 11/30/2005	19.90	(.01)	2.58	2.57	-	-	-	22.47	12.91	61	1.91		1.58		(.05)

Class R-3:	Six months ended 5/31/2010(5)	21.58	.05	(.44)	(.39)	(.07)	-	(.07)	21.12	(1.81)	131	1.19	(6)	1.19	(6)	.51	(6)
	Year ended 11/30/2009	15.01	.07	6.67	6.74	(.17)	-	(.17)	21.58	45.39	127	1.25		1.24		.36
	Year ended 11/30/2008	29.72	.21	(12.40)	(12.19)	(.16)	(2.36)	(2.52)	15.01	(44.83)	78	1.17		1.13		.93
	Year ended 11/30/2007	26.11	.14	3.59	3.73	(.12)	-	(.12)	29.72	14.34	123	1.17		1.13		.50
	Year ended 11/30/2006	22.75	.10	3.34	3.44	(.08)	-	(.08)	26.11	15.18	76	1.22		1.18		.44
	Year ended 11/30/2005	20.10	.07	2.61	2.68	(.03)	-	(.03)	22.75	13.35	50	1.24		1.19		.33

Class R-4:	Six months ended 5/31/2010(5)	21.79	.10	(.46)	(.36)	(.13)	-	(.13)	21.30	(1.69)	93	.87	(6)	.87	(6)	.85	(6)
	Year ended 11/30/2009	15.17	.13	6.73	6.86	(.24)	-	(.24)	21.79	45.97	85	.90		.90		.71
	Year ended 11/30/2008	30.01	.28	(12.52)	(12.24)	(.24)	(2.36)	(2.60)	15.17	(44.67)	49	.84		.80		1.25
	Year ended 11/30/2007	26.34	.24	3.62	3.86	(.19)	-	(.19)	30.01	14.74	73	.83		.79		.83
	Year ended 11/30/2006	22.94	.19	3.37	3.56	(.16)	-	(.16)	26.34	15.61	40	.86		.82		.79
	Year ended 11/30/2005	20.25	.15	2.63	2.78	(.09)	-	(.09)	22.94	13.76	31	.86		.82		.70

Class R-5:	Six months ended 5/31/2010(5)	21.97	.13	(.45)	(.32)	(.18)	-	(.18)	21.47	(1.52)	126	.56	(6)	.56	(6)	1.10	(6)
	Year ended 11/30/2009	15.31	.17	6.80	6.97	(.31)	-	(.31)	21.97	46.45	165	.59		.59		.99
	Year ended 11/30/2008	30.24	.36	(12.63)	(12.27)	(.30)	(2.36)	(2.66)	15.31	(44.50)	157	.53		.49		1.58
	Year ended 11/30/2007	26.54	.32	3.64	3.96	(.26)	-	(.26)	30.24	15.06	181	.54		.50		1.12
	Year ended 11/30/2006	23.10	.27	3.38	3.65	(.21)	-	(.21)	26.54	15.94	109	.55		.51		1.10
	Year ended 11/30/2005	20.37	.21	2.65	2.86	(.13)	-	(.13)	23.10	14.14	76	.55		.52		1.02

Class R-6:	Six months ended 5/31/2010(5)	21.92	.14	(.46)	(.32)	(.16)	-	(.16)	21.44	(1.51)	196	.51	(6)	.51	(6)	1.25	(6)
	Period from 5/1/2009 to 11/30/2009	17.22	.13	4.57	4.70	-	-	-	21.92	27.29	154	.54	(6)	.54	(6)	1.06	(6)

	Six months ended May 31,	Year ended November 30
	2010(5)	2009	2008	2007	2006	2005

Portfolio turnover rate for all classes of shares	22%	51%	52%	40%	41%	32%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Unaudited.
(6)Annualized.
(7)Amount less than $.01.

See Notes to Financial Statements

Expense example
                                                                                                                                       unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009, through May 31, 2010).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 12/1/2009	Ending account value 5/31/2010	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$983.35	$4.30	.87%
Class A -- assumed 5% return	1,000.00	1,020.59	4.38	.87
Class B -- actual return	1,000.00	979.48	8.09	1.64
Class B -- assumed 5% return	1,000.00	1,016.75	8.25	1.64
Class C -- actual return	1,000.00	979.12	8.14	1.65
Class C -- assumed 5% return	1,000.00	1,016.70	8.30	1.65
Class F-1 -- actual return	1,000.00	983.28	4.30	.87
Class F-1 -- assumed 5% return	1,000.00	1,020.59	4.38	.87
Class F-2 -- actual return	1,000.00	984.35	2.92	.59
Class F-2 -- assumed 5% return	1,000.00	1,021.99	2.97	.59
Class 529-A -- actual return	1,000.00	982.94	4.50	.91
Class 529-A -- assumed 5% return	1,000.00	1,020.39	4.58	.91
Class 529-B -- actual return	1,000.00	978.67	8.63	1.75
Class 529-B -- assumed 5% return	1,000.00	1,016.21	8.80	1.75
Class 529-C -- actual return	1,000.00	978.62	8.53	1.73
Class 529-C -- assumed 5% return	1,000.00	1,016.31	8.70	1.73
Class 529-E -- actual return	1,000.00	981.49	5.98	1.21
Class 529-E -- assumed 5% return	1,000.00	1,018.90	6.09	1.21
Class 529-F-1 -- actual return	1,000.00	983.82	3.56	.72
Class 529-F-1 -- assumed 5% return	1,000.00	1,021.34	3.63	.72
Class R-1 -- actual return	1,000.00	979.47	8.04	1.63
Class R-1 -- assumed 5% return	1,000.00	1,016.80	8.20	1.63
Class R-2 -- actual return	1,000.00	979.31	8.29	1.68
Class R-2 -- assumed 5% return	1,000.00	1,016.55	8.45	1.68
Class R-3 -- actual return	1,000.00	981.93	5.88	1.19
Class R-3 -- assumed 5% return	1,000.00	1,019.00	5.99	1.19
Class R-4 -- actual return	1,000.00	983.12	4.30	.87
Class R-4 -- assumed 5% return	1,000.00	1,020.59	4.38	.87
Class R-5 -- actual return	1,000.00	984.83	2.77	.56
Class R-5 -- assumed 5% return	1,000.00	1,022.14	2.82	.56
Class R-6 -- actual return	1,000.00	984.93	2.52	.51
Class R-6 -- assumed 5% return	1,000.00	1,022.39	2.57	.51

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2010 (the most recent calendar quarter-end):

			10 years1/
	1 year	5 years	Life of class
Class B shares2
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares are
sold within six years of purchase	5.38%	1.07%	–1.78%
Not reflecting CDSC	10.38	1.45	–1.78

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	9.40	1.44	0.87
Not reflecting CDSC	10.40	1.44	0.87

Class F-1 shares3 — first sold 3/15/01
Not reflecting annual asset-based fee charged by
sponsoring firm	11.25	2.23	1.68

Class F-2 shares3 — first sold 8/1/08
Not reflecting annual asset-based fee charged by
sponsoring firm	11.57	—	–3.62

Class 529-A shares4 — first sold 2/15/02
Reflecting 5.75% maximum sales charge	4.77	0.99	2.98
Not reflecting maximum sales charge	11.18	2.20	3.72

Class 529-B shares2,4 — first sold 2/19/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	5.31	0.98	3.14
Not reflecting CDSC	10.31	1.35	3.14

Class 529-C shares4 — first sold 2/21/02
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	9.32	1.35	3.27
Not reflecting CDSC	10.32	1.35	3.27

Class 529-E shares3,4 — first sold 3/15/02	10.85	1.87	2.63

Class 529-F-1 shares3,4 — first sold 10/11/02
Not reflecting annual asset-based fee charged by
sponsoring firm	11.39	2.38	8.71

1Applicable to Class B shares only. All other share classes reflect results for the life of the class.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 22 to 25 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Offices

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete May 31, 2010, portfolio of The New Economy Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The New Economy Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The New Economy Fund, but it also may be used as sales literature when preceded or accompanied by the current summary prospectus or prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2010, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
>The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-914-0710P

Litho in USA BBC/RRD/6276-S26159

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The New Economy Fund®
Investment portfolio

May 31, 2010
  unaudited

Common stocks — 93.14%	Shares	Value (000)

INFORMATION TECHNOLOGY — 27.84%
Apple Inc.1	702,400	$180,629
Microsoft Corp.	6,330,000	163,314
Google Inc., Class A1	272,400	132,163
Oracle Corp.	4,668,000	105,357
Rovi Corp.1	2,737,700	102,226
QUALCOMM Inc.	2,780,000	98,857
McAfee, Inc.1	1,930,000	61,374
Yahoo! Inc.1	3,961,616	60,771
Cisco Systems, Inc.1	2,435,000	56,395
Accenture PLC, Class A	1,390,000	52,153
Acer Inc.	19,713,500	49,392
NetEase.com, Inc. (ADR)1	1,615,400	49,044
BYD Co. Ltd., Class H	5,210,000	43,727
Avago Technologies Ltd.1	1,847,400	38,149
Global Payments Inc.	894,600	37,743
Acxiom Corp.1	2,135,600	37,181
Corning Inc.	2,100,000	36,603
Autodesk, Inc.1	1,200,000	35,112
Trimble Navigation Ltd.1	1,200,000	34,476
SAP AG1	795,000	34,425
Intel Corp.	1,500,000	32,130
Paychex, Inc.	1,125,000	32,107
Digital River, Inc.1	1,013,100	27,901
eBay Inc.1	1,300,000	27,833
Monster Worldwide, Inc.1	1,800,000	26,622
Avid Technology, Inc.1	1,800,000	24,264
NVIDIA Corp.1	1,800,000	23,652
Nintendo Co., Ltd.	75,000	22,123
Telefonaktiebolaget LM Ericsson, Class B (ADR)	1,980,000	19,879
AOL Inc.1	915,000	18,876
Texas Instruments Inc.	750,000	18,315
Cielo SA, ordinary nominative	2,165,500	18,311
Nokia Corp.	1,730,000	17,800
Linear Technology Corp.	600,000	16,776
EMC Corp.1	800,000	14,896
Canon, Inc.	355,000	14,590
Hewlett-Packard Co.	317,000	14,585
VTech Holdings Ltd.	1,455,000	14,389
Redecard SA, ordinary nominative	914,900	13,814
Automatic Data Processing, Inc.	265,000	10,833
Maxim Integrated Products, Inc.	600,000	10,656
Delta Electronics, Inc.	3,267,610	10,272
Wistron Corp.	5,240,000	8,720
VeriFone Systems, Inc.1	363,100	7,327
Flextronics International Ltd.1	981,534	6,439
Moneysupermarket.com Group PLC2	6,985,000	6,188
Logitech International SA1	400,000	5,676
KLA-Tencor Corp.	153,000	4,708
ProAct Holdings, LLC1,2,3	3,500,000	—
		1,878,773

FINANCIALS — 19.09%
Banco Bradesco SA, preferred nominative	5,269,435	87,957
JPMorgan Chase & Co.	1,525,000	60,359
Industrial and Commercial Bank of China Ltd., Class H	80,000,000	59,283
IntercontinentalExchange, Inc.1	500,000	58,065
CME Group Inc., Class A	183,000	57,947
Société Générale1	1,279,953	55,149
Bank of America Corp.	3,475,000	54,696
Banco Santander, SA	5,252,568	53,754
Bank of New York Mellon Corp.	1,920,000	52,224
HDFC Bank Ltd.	1,135,000	46,229
Zions Bancorporation	1,925,000	46,104
First American Corp.	1,170,900	39,846
Aberdeen Asset Management PLC2	19,370,000	39,542
Wells Fargo & Co.	1,362,300	39,084
Fairfax Financial Holdings Ltd.	99,800	38,004
Itaú Unibanco Holding SA, preferred nominative (ADR)	2,057,292	37,875
Credit Suisse Group AG	935,720	36,352
State Street Corp.	930,100	35,502
Bank of China Ltd., Class H	67,700,000	33,735
China Life Insurance Co. Ltd., Class H	7,330,000	32,289
Deutsche Bank AG	525,000	31,233
HSBC Holdings PLC (Hong Kong)	2,442,218	22,332
HSBC Holdings PLC (United Kingdom)2	953,500	8,686
CapitaMalls Asia Ltd.	20,000,000	29,997
Moody’s Corp.	1,399,200	28,684
TrygVesta A/S	510,000	27,768
China Construction Bank Corp., Class H	33,915,000	27,441
Marsh & McLennan Companies, Inc.	1,200,000	26,172
Banco Santander (Brasil) SA, units	1,159,085	12,277
Banco Santander (Brasil) SA, units (ADR)	1,159,085	12,078
Genworth Financial, Inc., Class A1	1,088,287	16,966
UBS AG1	1,223,684	16,443
Discover Financial Services	1,200,000	16,140
BNP Paribas SA	247,641	14,093
Prudential PLC2	1,272,223	9,980
Shinhan Financial Group Co., Ltd.	250,000	9,026
Sampo Oyj, Class A	386,553	8,202
Banco Bilbao Vizcaya Argentaria, SA	640,161	6,705
		1,288,219

HEALTH CARE — 12.73%
Inverness Medical Innovations, Inc.1	2,981,500	103,786
Teva Pharmaceutical Industries Ltd. (ADR)	1,592,000	87,273
Fresenius SE	1,215,000	76,771
Beckman Coulter, Inc.	987,600	56,728
Vertex Pharmaceuticals Inc.1	1,500,000	51,885
Novartis AG	1,100,000	49,968
Emergency Medical Services Corp., Class A1	920,000	49,284
McKesson Corp.	600,000	42,000
Medtronic, Inc.	986,000	38,631
Myriad Genetics, Inc.1	2,054,100	37,487
Hologic, Inc.1	2,419,550	36,051
NuVasive, Inc.1	877,286	34,451
Life Technologies Corp.1	613,700	30,722
Richter Gedeon Nyrt	155,000	28,675
Biogen Idec Inc.1	562,400	26,675
Sinopharm Group Co. Ltd., Class H	6,000,000	23,772
St. Jude Medical, Inc.1	425,000	15,870
American Medical Systems Holdings, Inc.1	677,580	15,286
Bayer AG	231,000	12,921
Amgen Inc.1	212,600	11,008
Volcano Corp.1	360,400	7,997
Illumina, Inc.1	178,000	7,483
Smith & Nephew PLC2	740,000	6,727
ZOLL Medical Corp.1	198,000	5,752
Array BioPharma Inc.1	580,000	2,216
		859,419

CONSUMER DISCRETIONARY — 11.32%
News Corp., Class A	7,302,815	96,397
DIRECTV, Class A1	1,800,000	67,842
Time Warner Inc.	1,880,000	58,261
Comcast Corp., Class A	2,000,000	36,180
Comcast Corp., Class A, special nonvoting shares	1,000,000	17,220
Li & Fung Ltd.	11,000,000	47,750
Pantaloon Retail (India) Ltd.	4,700,000	40,315
Pantaloon Retail (India) Ltd., Class B	22,580	140
Best Buy Co., Inc.	900,000	38,025
Lowe’s Companies, Inc.	1,533,900	37,964
John Wiley & Sons, Inc., Class A	900,000	35,640
Target Corp.	630,000	34,354
Tractor Supply Co.	500,000	33,880
Staples, Inc.	1,500,000	32,280
CTC Media, Inc.1	2,000,000	29,260
Time Warner Cable Inc.	450,214	24,640
LG Electronics Inc.	278,000	24,053
GEOX SpA	4,810,904	23,257
Virgin Media Inc.1	1,318,000	21,299
O’Reilly Automotive, Inc.1	400,000	20,408
McGraw-Hill Companies, Inc.	700,000	19,460
Jumbo SA	2,234,000	14,692
Multi Screen Media Private Ltd.1,2,3	79,866	5,239
OPAP SA	198,710	3,163
Next Media Ltd.1	15,662,000	2,575
		764,294

INDUSTRIALS — 9.64%
Ryanair Holdings PLC (ADR)1	5,426,300	127,735
Union Pacific Corp.	1,223,035	87,361
MSC Industrial Direct Co., Inc., Class A	1,020,000	52,775
easyJet PLC1,2	8,267,000	48,070
AirAsia Bhd.1	108,730,000	40,672
United Parcel Service, Inc., Class B	550,000	34,518
Robert Half International Inc.	1,252,400	31,673
Capita Group PLC2	2,600,000	29,431
SGS SA	23,000	28,855
Downer EDI Ltd.	5,000,000	26,431
CSX Corp.	459,800	24,025
AMR Corp.1	3,000,000	23,010
Exponent, Inc.1,4	762,515	20,962
Continental Airlines, Inc., Class B1	750,000	15,825
PT AKR Corporindo Tbk	129,312,680	13,671
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	359,100	12,209
United Stationers Inc.1	189,000	11,041
Watsco, Inc.	170,000	9,954
Beacon Roofing Supply, Inc.1	300,000	6,300
US Airways Group, Inc.1	705,000	6,225
		650,743

TELECOMMUNICATION SERVICES — 3.74%
América Móvil, SAB de CV, Series L (ADR)	1,825,600	86,424
Millicom International Cellular SA	578,269	46,221
SOFTBANK CORP.	1,035,000	24,772
Vodafone Group PLC2	11,560,000	23,254
Qwest Communications International Inc.	3,931,500	20,601
tw telecom inc.1	1,130,000	19,763
Telephone and Data Systems, Inc., special common shares	567,200	16,364
Telekom Austria AG, non-registered shares1	718,879	9,182
United States Cellular Corp.1	139,500	5,790
		252,371

ENERGY — 1.49%
Schlumberger Ltd.	1,152,400	64,707
FMC Technologies, Inc.1	350,000	20,353
Baker Hughes Inc.	400,000	15,256
		100,316

MATERIALS — 1.03%
Ecolab Inc.	930,000	43,924
Monsanto Co.	508,627	25,874
		69,798

UTILITIES — 0.89%
GDF SUEZ	941,574	29,238
Scottish and Southern Energy PLC2	1,705,000	26,025
PT Perusahaan Gas Negara (Persero) Tbk	11,020,000	4,684
		59,947

CONSUMER STAPLES — 0.89%
Costco Wholesale Corp.	560,000	32,620
Shoppers Drug Mart Corp.	800,000	27,178
		59,798

MISCELLANEOUS — 4.48%
Other common stocks in initial period of acquisition		302,108

Total common stocks (cost: $5,911,019,000)		6,285,786

	Principal amount	Value
Convertible securities — 1.07%	(000)	(000)

INDUSTRIALS — 0.47%
US Airways Group, Inc. 7.25% convertible notes 2014	$15,000	$31,556

CONSUMER DISCRETIONARY — 0.13%
Group 1 Automotive, Inc. 3.00% convertible notes 20205	10,000	8,888

TELECOMMUNICATION SERVICES — 0.11%
tw telecom inc. 2.375% convertible debentures 2026	6,400	7,056

MISCELLANEOUS — 0.36%
Other convertible securities in initial period of acquisition		24,332

Total convertible securities (cost: $53,990,000)		71,832

Short-term securities — 5.30%

Fannie Mae 0.18%–0.25% due 7/7–8/16/2010	125,300	125,269
Freddie Mac 0.145%–0.23% due 6/2–6/23/2010	62,200	62,198
Procter & Gamble International Funding S.C.A. 0.20% due 6/23/20105	24,400	24,397
Procter & Gamble Co. 0.19% due 6/2/20105	23,200	23,200
Federal Home Loan Bank 0.19% due 7/28/2010	41,100	41,088
General Electric Capital Corp. 0.23% due 6/23/2010	22,100	22,097
General Electric Co. 0.19% due 6/1/2010	14,700	14,700
Jupiter Securitization Co., LLC 0.30% due 6/4/20105	24,300	24,299
U.S. Treasury Bills 0.18%–0.28% due 6/17–7/15/2010	20,700	20,697

Total short-term securities (cost: $357,933,000)		357,945

Total investment securities (cost: $6,322,942,000)		6,715,563
Other assets less liabilities		33,073

Net assets		$6,748,636

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $231,946,000, which represented 3.44% of the net assets of the fund. This amount includes $226,707,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of
	date(s)	(000)	(000)	net assets

Multi Screen Media Private Ltd.	9/6/2000–4/18/2002	$31,574	$5,239	.08%
ProAct Holdings, LLC	1/4/2005	87	—	—

Total restricted securities		$31,661	$5,239	.08%

4Represents an affiliated company as defined under the Investment Company Act of 1940.

5Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $80,784,000, which represented 1.20% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-914-0710O-S25517

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NEW ECONOMY FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: July 30, 2010

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: July 30, 2010